UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08683

TANAKA Funds, Inc.

 (Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor, New York, NY 10017

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   November 30

Date of reporting period:  August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Tanaka Growth Fund
	Schedule of Investments
	August 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 98.33%

Accident & Health Insurance - 4.44%
3,620	Aflac, Inc.	$ 205,254

Biological Products - 3.11%
456,817	Mymetics Corp.	143,897

Electric Housewares & Fans - 0.74%
1,420	Helen of Troy Corp. *	34,151

Electronic & Other Electrical Equipment - 1.00%
1,640	General Electric Co.	46,084

Financial Services - 7.25%
3,200	Lehman Brothers Holdings Corp.	51,488
51,693	Mass Financial Corp. *	284,312
		335,800
Pharmaceutical Preparations - 10.61%
10,105	Biovail Corp. (Canada)	108,124
15,438	KV Pharmaceutical Co. *	348,127
3,025	Pozen, Inc.*	34,848
.		491,099
Primary Smelting & Refining of Nonferrous Metals - 1.24%
27,365	Blue Earth Refineries, Inc.	57,193

Radio & TV Broadcasting & Communications Equipment - 3.85%
1,090	L-3 Communications Holdings, Inc.	113,295
1,234	Qualcomm, Inc.	64,970
		178,265
Radiotelephone Communications - 5.43%
4,785	NII Holdings, Inc. *	251,308

Retail-Eating Places - 1.32%
5,236	BJ Restaurants, Inc. *	60,947

Retail-Miscellaneous Shopping - 2.08%
3,982	Staples, Inc.	96,364

Semiconductors & Related Devices - 7.87%
4,590	Intel Corp.	104,973
37,140	O2Micro International Ltd. *	196,842
3,635	Sigma Designs, Inc. *	62,268
		364,083
Services-Automotive Repair, Services & Parking - 0.89%
1,980	Monro Muffler Brake, Inc.	41,045

Services-Computer Integratd Systems Design - 6.78%
10,415	Scientific Games Corp. *	313,596

Services-Computer Programming - 4.80%
7,363	Amdocs Ltd. *	222,289

Services-Medical Laboratories - 7.39%
12,067	Bio Reference Laboratories, Inc. *	341,858

Special Industry Machinery - 9.64%
5,147	ASML Holding	121,727
33,250	Mattson Technology, Inc. *	169,575
16,045	Semitool, Inc. *	154,674
		445,976
Surgical & Medical Instruments - 13.84%
2,580	Bard CR, Inc.	241,101
8,695	China Medical Technologies, Inc.	399,448
		640,549
Wholesale-Industrial Machinery - 6.01%
10,516	KHD Humbold Wedag International Ltd. (Hong Kong) *	278,148

Wholesale-Petroleum & Petroleum Products - 0.05%
245,630	Fuelnation, Inc. *	2,456

TOTAL FOR COMMON STOCKS (Cost $171,566) - 98.33%		$ 4,550,362

REAL ESTATE INVESTMENT TRUSTS - 0.18%
16,806	SWA Reit	8,498

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $29,598) - 0.18%		8,498

SHORT TERM INVESTMENTS - 1.85%
85,677	Huntington Investment Fund Class A 1.20% ** (Cost $85,677)	85,677

TOTAL INVESTMENTS (Cost $286,841) - 100.36%		$ 4,644,537

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.36)%		(16,624)

NET ASSETS - 100.00%		$ 4,627,913

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2008.

NOTES TO FINANCIAL STATEMENTS
Tanaka Growth Fund
1. SECURITY TRANSACTIONS
At August 31, 2008 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $286,841 amounted to $1,237,968 which consisted of aggregate gross unrealized appreciation of
$2,059,736 and aggregate gross unrealized depreciation of $821,768.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of August 31, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 4,550,362	$ -
Level 2 - Other significant observable inputs		85,677	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 4,636,039	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By      /s/ Graham Tanaka

*

       Graham Tanaka, President

Date     October 30, 2008

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka

*

       Graham Tanaka, President

Date  October 30, 2008

By    /s/ Samuel Morrow

*

       Samuel Morrow, Chief Financial Officer

Date  October 30, 2008

* Print the name and title of each signing officer under his or her signature.